UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2020
For the fiscal period from March 1, 2020 through August 31, 2020
(Unaudited)

Arin Large Cap Theta Fund

ARIN RISK ADVISORS
LLC

Where smart money becomes brilliant.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/332.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Arin, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Arin.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of August 31, 2020
						Value (Note 1)
CALL OPTIONS PURCHASED - 138.22%		Number of Contracts	Exercise Price	Expiration Date	Notional Value
*	S&P 500 Index Call Option (a)	225	$ 3,450	09/04/20	$ 78,756,975	$ 1,444,500
*	S&P 500 Index Call Option (a)	225	3,500	09/04/20	78,756,975	612,000
*	S&P 500 Index Call Option (a)	80	3,000	09/11/20	28,002,480	4,042,000
*	S&P 500 Index Call Option (a)	50	100	09/18/20	17,501,550	17,003,750
*	S&P 500 Index Call Option (a)	465	1,000	09/18/20	162,764,415	116,275,575
*	S&P 500 Index Call Option (a)	65	1,000	10/16/20	22,752,015	16,233,750
*	S&P 500 Index Call Option (a)	89	100	11/20/20	31,152,759	30,185,685

	Total Call Options Purchased (Premiums Paid $158,790,630)					185,797,260

PUT OPTIONS PURCHASED - 10.38%		Number of Contracts	Exercise Price	Expiration Date	Notional Value
*	S&P 500 Index Put Option (a)	225	$ 3,450	09/04/20	$ 78,756,975	222,750
*	S&P 500 Index Put Option (a)	465	2,000	09/18/20	162,764,415	9,300
*	S&P 500 Index Put Option (a)	50	4,100	09/18/20	17,501,550	2,987,500
*	S&P 500 Index Put Option (a)	700	1,850	10/16/20	245,021,700	112,000
*	S&P 500 Index Put Option (a)	65	4,000	10/16/20	22,752,015	3,261,050
*	S&P 500 Index Put Option (a)	500	1,850	10/16/20	175,015,500	82,500
*	S&P 500 Index Put Option (a)	500	1,750	11/20/20	175,015,500	175,000
*	S&P 500 Index Put Option (a)	89	4,100	11/20/20	31,152,759	5,427,220
*	S&P 500 Index Put Option (a)	2,000	1,800	11/20/20	700,062,000	810,000
*	S&P 500 Index Put Option (a)	1,100	1,900	12/18/20	385,034,100	863,500

	Total Put Options Purchased (Premiums Paid $23,162,005)					13,950,820

SHORT-TERM INVESTMENT - 9.10%
	Fidelity Investments Money Market Government Portfolio -				Shares
	Class I, 0.01% §				12,223,864	12,223,864

	Total Short-Term Investment (Cost $12,223,864)					12,223,864

Investments, at value (Cost $194,176,499) - 157.70%						$ 211,971,944

Options Written (Premiums Received $59,441,744) - (57.35)%						(77,085,793)

Liabilities in Excess of Other Assets - (0.35)%						(468,296)

Net Assets - 100%						$ 134,417,855

						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2020
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 57.28%
	*	S&P 500 Index Call Option (a)	60	$ 3,065	09/04/20	$ 21,001,860	$ 2,634,900
	*	S&P 500 Index Call Option (a)	225	3,350	09/04/20	78,756,975	3,512,250
	*	S&P 500 Index Call Option (a)	225	3,475	09/04/20	78,756,975	994,500
	*	S&P 500 Index Call Option (a)	465	2,000	09/18/20	162,764,415	69,798,825
	*	S&P 500 Index Call Option (a)	50	4,100	09/18/20	17,501,550	625
	*	S&P 500 Index Call Option (a)	65	4,000	10/16/20	22,752,015	10,887
	*	S&P 500 Index Call Option (a)	89	4,100	11/20/20	31,152,759	42,720

		Total Call Options Written (Premiums Received $58,966,936)					76,994,707

PUT OPTIONS WRITTEN - 0.07%
	*	S&P 500 Index Put Option (a)	225	3,350	09/04/20	78,756,975	53,437
	*	S&P 500 Index Put Option (a)	50	100	09/18/20	17,501,550	125
	*	S&P 500 Index Put Option (a)	465	1,000	09/18/20	162,764,415	1,163
	*	S&P 500 Index Put Option (a)	2,000	1,800	09/18/20	700,062,000	35,000
	*	S&P 500 Index Put Option (a)	65	1,000	10/16/20	22,752,015	1,138
	*	S&P 500 Index Put Option (a)	89	100	11/20/20	31,152,759	223

		Total Put Options Written (Premiums Received $474,808)					91,086

	Total Options Written (Premiums Received $59,441,744)						$ 77,085,793

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		138.22%	$ 185,797,260
		Put Options Purchased		10.38%	13,950,820
		Short-Term Investment		9.10%	12,223,864
		Call Options Written		-57.28%	(76,994,707)
		Put Options Written		-0.07%	(91,086)
		Liabilities in Excess of Other Assets		-0.35%	(468,296)
		Total Net Assets		100.00%	$ 134,417,855

*	Non-income producing investment
§	Represents 7 day effective SEC yield as of August 31, 2020.
(a)	Tri-Party is with Interactive Brokers LLC.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2020

Assets:
Investments, at value (cost $194,176,499)	$211,971,944
Receivables:
Interest	221
Fund shares sold	25,375

Total assets	211,997,540

Liabilities:
Options written, at value (premiums received $59,441,744)	77,085,793
Due to broker	414,465
Payables:
Funds shares repurchased	4,775
Accrued expenses:
Advisory fees	45,499
Administration fees	29,127
Distribution and service fees - Advisor Class Shares	26

Total liabilities	77,579,685

Net Assets	$134,417,855

Net Assets Consist of:
Paid in Interest	$123,222,887
Distributable Earnings	11,194,968

Total Net Assets	$134,417,855

Institutional shares outstanding, no par value (unlimited authorized shares)	11,489,813
Net Assets	$134,340,356
Net Asset Value, Offering Price and Redemption Price Per Share	$11.69

Advisor shares outstanding, no par value (unlimited authorized shares)	6,690
Net Assets	$77,499
Net Asset Value, Offering Price and Redemption Price Per Share	$11.58

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations
(Unaudited)

For the fiscal period ended August 31, 2020

Investment Income:
Dividends	$51,967
Interest	29,869

Total Investment Income	81,836

Expenses:
Advisory fees (note 2)	260,013
Administration fees (note 2)	168,733
Interest expense	206
Distribution and service fees - Advisor Class Shares (note 4)	138

Total Expenses	429,090

Net Investment Loss	(347,254)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	45,254,131
Options Written	(24,427,099)
Net realized gain on investments and options written	20,827,032

Change in unrealized appreciation (depreciation) on:
Investments	4,594,490
Options Written	(4,448,795)
Net change in unrealized depreciation on investments and options written	145,695

Net Realized and Unrealized Gain on Investments and Options Written	20,972,727

Net Increase in Net Assets Resulting from Operations	$20,625,473

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		August 31,		February 29,
For the fiscal year or period ended		2020 (a)		2020

Operations:
Net investment income (loss)		$(347,254)		$1,098,986
Net realized gain from investments and
options written		20,827,032		578,644
Net change in unrealized appreciation (depreciation)
on investments and options written		145,695		821,400

Net Increase in Net Assets Resulting from Operations		20,625,473		2,499,030

Total Distributions Paid to Shareholders:
Institutional Class Shares		(72,993)		(2,058,796)
Advisor Class Shares		(27)		(237)

Net Decrease in Net Assets Resulting from Distributions		(73,020)		(2,059,033)

Beneficial Interest Transactions:
Shares sold		21,534,565		23,131,056
Reinvested distributions		55,455		1,662,158
Shares repurchased		(4,187,053)		(34,455,429)

Net Increase (Decrease) in Beneficial Interest Transactions		17,402,967		(9,662,215)

Net Increase (Decrease) in Net Assets		37,955,420		(9,222,218)

Net Assets:
Beginning of Period		96,462,435		105,684,653
End of Period		$134,417,855		$96,462,435

	August 31,		February 29,
Share Information:	2020 (a)		2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,770,192	$21,415,853	2,399,418	$23,131,056
Reinvested distributions	4,867	55,430	176,247	1,661,921
Shares repurchased	(396,457)	(4,126,409)	(3,588,982)	(34,455,429)
Net Increase (Decrease) in
Shares of Beneficial Interest	1,378,602	$17,344,874	(1,013,317)	$(9,662,452)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,684	$118,712	-	$-
Reinvested distributions	2	25	25	237
Shares repurchased	(5,444)	(60,644)	-	-
Net Increase in Shares
of Beneficial Interest	5,242	$58,093	25	$237

(a) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	August 31,		February 29,		February 28,
of the fiscal years or period ended	2020	(h)	2020		2019	2018		2017

Net Asset Value, Beginning of Period	$ 9.54		$ 9.50		$ 10.50	$ 10.14		$10.08

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.03)		0.11		0.12	0.05		(0.05)
Net realized and unrealized gain (loss) on
investments and options written	2.19		0.13		(0.94)	0.49		0.60

Total from Investment Operations	2.16		0.24		(0.82)	0.54		0.55

Less Distributions:
Net investment income	(0.01)		(0.20)		(0.10)	(0.00)	(f)	-
Net realized gain	-		-		(0.08)	(0.18)		(0.49)

Total Distributions	(0.01)		(0.20)		(0.18)	(0.18)		(0.49)

Net Asset Value, End of Period	$ 11.69		$ 9.54		$ 9.50	$ 10.50		$10.14

Total Return (a)	22.73%	(j)	2.55%		(7.80)%	5.31%		5.50%

Net Assets, End of Period (in thousands)	$ 134,340		$ 96,449		$ 105,671	$ 121,889		$ 5,297

Ratios of:
Interest Expense to Average Net Assets	0.00%	(e)	0.03%		0.15%	0.04%		0.00%	(e)
Gross Expenses to Average Net Assets (b)	0.66%	(i)	0.71%		0.83%	0.72%		0.68%
Net Expenses to Average Net Assets (b)	0.66%	(i)	0.71%		0.83%	0.72%		0.68%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.53)%	(i)	1.11%		1.18%	0.46%		(0.48)%

Portfolio turnover rate	204.25%	(j)	456.80%	(g)	325.85%	94.85%		7.60%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Less than $0.01 per share.
(g)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.
See Notes to Financial Statements							(Continued)

Arin Large Cap Theta Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each	August 31,		February 29,		February 28,
of the fiscal years or period ended	2020	(g)	2020		2019	2018	2017

Net Asset Value, Beginning of Period	$ 9.47		$ 9.43		$ 10.44	$ 10.13	$ 10.11

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.06)		0.06		0.08	(0.04)	(0.09)
Net realized and unrealized gain (loss) on
investments and options written	2.18		0.15		(0.93)	0.53	0.60

Total from Investment Operations	2.12		0.21		(0.85)	0.49	0.51

Less Distributions:
Net investment income	(0.01)		(0.17)		(0.08)	-	-
Net realized gain	-		-		(0.08)	(0.18)	(0.49)

Total Distributions	(0.01)		(0.17)		(0.16)	(0.18)	(0.49)

Net Asset Value, End of Period	$ 11.58		$ 9.47		$ 9.43	$ 10.44	$ 10.13

Total Return (a)	22.57%	(i)	2.21%		(8.14)%	4.82%	5.09%

Net Assets, End of Period (in thousands)	$ 77		$ 14		$ 13	$ 15	$ 17

Ratios of:
Interest Expense to Average Net Assets	0.00%	(e)	0.03%		0.15%	0.04%	0.00%	(e)
Gross Expenses to Average Net Assets (b)	1.06%	(h)	1.11%		1.23%	1.12%	1.08%
Net Expenses to Average Net Assets (b)	1.06%	(h)	1.11%		1.23%	1.12%	1.08%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(1.02)%	(h)	0.68%		0.79%	(0.38)%	(0.90)%

Portfolio turnover rate	204.25%	(i)	456.80%	(f)	325.85%	94.85%	7.60%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

1.   Organization and Significant Accounting Policies

The Arin Large Cap Theta Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Arin Risk Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of common stocks options, and futures contracts. The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of securities whose value is based on companies with market capitalizations that qualify them as “large-cap” companies.  The Advisor considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Fund will be primarily invested in securities that are linked to the performance of broad-based market indexes, such as the S&P 500 Index, that represent the U.S. large-cap equity market (an "Index"). A primary means of gaining exposure to an Index is through the purchase and sale of options. The Advisor may also allocate a portion of the Fund’s assets to cash or cash equivalents, including United States Treasury Securities, money-market investments, money-market mutual funds, or option “box spreads.”

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013.  The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the time the valuation is made. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service.  The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or board of trade on which such options are traded. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. An option may be fair valued when (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of August 31, 2020 for the Fund’s investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Call Options Purchased	$185,797,260	$-	$185,797,260	$-
Put Options Purchased	13,950,820	-	13,950,820	-
Short-Term Investment	12,223,864	12,223,864	-	-
Total Assets	$211,971,944	$12,223,864	$199,748,080	$-

Liabilities
Call Options Written	$76,994,707	$-	$76,994,707	$-
Put Options Written	91,086	-	91,086	-
Total Liabilities	$77,085,793	$-	$77,085,793	$-

(a) The Fund had no Level 3 securities during the fiscal period ended August 31, 2020.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the period are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of August 31, 2020:

Derivative Type	Location	Market Value

Equity Contracts – purchased options	Assets – Investments, at value	$199,748,080
Equity Contracts – written options	Liabilities-Options written, at value	$77,085,793

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended August 31, 2020:

Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$(40,130,878)
Equity Contracts – written options	Net realized loss from options written	$(24,427,099)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 6,160,770
Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (4,448,795)

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal period ended August 31, 2020:

Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$529,295,599
Equity Contracts – written options	Premiums Received	$234,396,489

Investments in the Fund are subject to the following options risks:
Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investments in the Fund may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due.  As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

Cash and Cash Equivalents
All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The Fund may have cash and cash equivalents on deposit with commercial banks and professional brokerage houses which, at times, may exceed federally insured limits.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.

In accordance with these terms, the Fund incurred $260,013 in advisory fees for the fiscal period ended August 31, 2020.

Administrator
a) Fund Accounting and Administration Agreement:  The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $100 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation. Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $168,733 in administration fees for the fiscal period ended August 31, 2020.
b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator, through June 30, 2021, under which it has agreed to make the following payments to the Administrator: (i) when the Fund’s assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference. The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act and Rule 12b-1 thereunder; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations proposed by the Advisor or necessitated by actions of the Advisor; (v) fees and expenses incurred by the Fund for services provided by legal and audit firms engaged by the Fund that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.
Compliance Services
For the fiscal period from March 1, 2020 through March 30, 2020, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC was entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services Agreement with the Fund.

Effective March 31, 2020, The Nottingham Company, Inc. replaced Cipperman Compliance Services, LLC as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Administrator.

4.   Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may also incur expenses, which may not exceed 0.40% (0.25% for service fees and 0.15% for distribution fees) per annum of the Fund’s average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Advisor Class shares of the Fund or pay compensation for providing account maintenance services to the Advisor Class Shares of the Fund.  For the fiscal period ended August 31, 2020, the Advisor Class Shares incurred $138 in distribution and service fees.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

5.   Purchases and Sales of Investment Securities

For the fiscal period ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$12,226,523	$12,119,700

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended 2017 through 2020, and through the fiscal period ended August 31, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal period or year ended were characterized for tax purposes as follows:

	Distributions from
For the Year or Period Ended	Ordinary Income	Long-Term Capital Gains
08/31/2020	$73,020	$ -
02/29/2020	2,059,033	-

At August 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$134,734,756

Unrealized Appreciation	$27,789,687
Unrealized Depreciation	(27,638,291)
Net Unrealized Appreciation	$151,396

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

As of August 31, 2020

8.   Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% on the first $100,000, the Federal Funds rate plus 1.00% on the next $900,000, the Federal Funds rate plus 0.50% on balances between $1,000,000 and $3,000,000, and the Federal Funds rate plus 0.30% on balances greater than $3,000,000. Average borrowing during the period refers to the average balance of all days that have a debit balance. The average borrowing during the fiscal period was $208,013, and the average interest rate during the period was 1.38%, over a period of 34 days.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had $414,465 in borrowings as of the fiscal period ended August 31, 2020.  Total interest expense for the fiscal period was $206 as reflected in the Statement of Operations.

9.  Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of August 31, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended August 31, 2020.

During the fiscal period, the Fund paid ordinary income distributions of $73,020 but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 through August 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of August 31, 2020

Institutional Class Shares	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,227.30	$3.70
	$1,000.00	$1,021.88	$3.36
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.66%, multiplied by 184/365 (to reflect one half year).
Advisor Class Shares	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,225.70	$5.93
	$1,000.00	$1,019.88	$5.38
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.06%, multiplied by 184/365 (to reflect one half year).

5.	Approval of Advisory Agreement

In connection with the regular Board meeting held on March 12, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Arin under the Investment Advisory Agreement. The Trustees reviewed the services being provided by Arin to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay  distribution expenses). The Trustees evaluated: Arin’s staffing, personnel, and methods of operating; the education and experience of Arin’s personnel; and Arin’s compliance program.
The Trustees also reviewed the financial statements for Arin and discussed the financial stability of the firm. The Trustees noted that Arin pays the Administrator a portion of its investment advisory fee in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for Arin in managing the Fund, including promotion of Arin’s name.
After reviewing the foregoing information and further information in the memorandum from Arin (e.g., descriptions of Arin’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by Arin were satisfactory and adequate for the Fund.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

As of August 31, 2020
(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).  The Trustees noted the Fund had underperformed the peer group and category averages for all periods, but such performance was expected under the market conditions during the periods shown.  The Trustees also considered the consistency of Arin’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, Arin’s experience managing the Fund, Arin’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and Arin was satisfactory.

(iii)
Fees and Expenses.  The Trustees first noted the management fee for the Fund under the Investment Advisory Agreement. The Trustees then compared the advisory fee and expense ratio of the Fund to other comparable funds. The Trustees noted that the management fee and expense ratio were lower than the peer group and category averages.  Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Arin by the Fund were not unreasonable in relation to the nature and quality of the services provided by Arin and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed Arin’s profitability analysis in connection with its management of the Fund over the past twelve months.  The Board noted that Arin did realize a profit during the prior twelve months of operations. The Board considered the quality of Arin’s service to the Fund, and after further discussion, concluded that Arin’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
(Continued)

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	100 East Hector Street
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 215 Conshohocken, PA 19428-2388

Telephone: 800-773-3863	Telephone: 610-822-3400

World Wide Web @: ncfunds.com	World Wide Web @: arinllc.com

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	November 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	November 3, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	November 3, 2020